Consolidated Statements of Operations	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Operating expenses
General and administrative	$ 4,499,923
Research and development	1,562,927
Total operating expenses	6,062,850
Other (income) and expenses
Fair value adjustment to convertible notes payable	1,250,000
Warrant liability (income) expense	12,784,329
Financing expense	275,000
Interest and financing expense	1,090,409
Total other (income) expense	15,399,738
Net loss	(21,462,588)
Net loss attributable to shareholders	$ (21,462,588)
ADS
Loss per ADS
Basic | $ / shares	$ (815.54)
Fully-diluted | $ / shares	$ (815.54)
Weighted average number of ADS's outstanding
Basic | shares	26,317
Fully-diluted | shares	26,317